Note 34 - Agreement to build a steel pipe premium connection threading plant in Baotou (Details) - Steel Pipe Premium Connection Threading Plant in Baotou [Member] t in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) t
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	60.00%
Investments in joint ventures	$ 32.6
Manufacturing plant, estimated construction period (Year)	1 year
Manufacturing capacity, steel pipes (Metric Ton) | t	70
Other cash payments to acquire interests in joint ventures	$ 2.3
Inner Mongolia Baotou Steel Union Company Ltd [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	40.00%